EXCHANGEABLE SHARES, CLASS B SHARES AND CLASS C SHARES - Outstanding Exchangeable Shares and Class B Shares and Carrying Value of the Liability (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Mar. 14, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Beginning balance				$ 9,498
Remeasurement (gains) losses		$ 696	$ 0	528	$ 0
Ending balance		15,073		15,073
Exchangeable shares and class B shares
Disclosure of classes of share capital [line items]
Beginning balance				0
Share issuance				2,077
Converted to class C shares				(2)
Shares exchanged to LP Units				(1)
Remeasurement (gains) losses				(528)
Ending balance		$ 1,546		$ 1,546
Exchangeable shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)				0
Share issuance (in shares)	73,000,000			73,088,510
Converted to class C shares (in shares)				(80,425)
Shares exchanged to LP Units (in shares)				(50,825)
Ending balance (in shares)		72,957,260		72,957,260
Class B shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)				0
Share issuance (in shares)	1			1
Converted to class C shares (in shares)				0
Shares exchanged to LP Units (in shares)				0
Ending balance (in shares)		1		1